Liability under insurance contracts - Summary of income or expenses on insurance (Details) (Parenthetical) ₩ in Millions	12 Months Ended
Dec. 31, 2022 KRW (₩)
Statement [Line Items]
reinsurance expenses	₩ 244,855
reinsurance income	7,314
reversal of insurance liabilities	₩ 242,071